Financial Risk Management (Details) - Schedule of account forward exchange contracts that offset effects from changes in currency exchange rates	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 KRW (₩)
Strengthened [Member]
Financial Risk Management (Details) - Schedule of account forward exchange contracts that offset effects from changes in currency exchange rates [Line Items]
Loss for the year	$ (799,373)	$ (734,539)	$ (95)	RM (65,141)		£ (2,936)	€ (3,609)	₩ 6,947	$ (267,289)	$ (483,937)	$ 215,433		¥ 1,215
Equity	(799,373)	(734,539)	(95)	(65,141)		(2,936)	(3,609)	6,947	(267,289)	(483,937)	215,433		1,215
Weakened [Member]
Financial Risk Management (Details) - Schedule of account forward exchange contracts that offset effects from changes in currency exchange rates [Line Items]
Loss for the year	799,373	734,539	95	65,141		2,936	3,609	(6,947)	267,289	483,937	(215,433)		(1,215)
Equity	$ 799,373	$ 734,539	$ 95	RM 65,141		£ 2,936	€ 3,609	₩ (6,947)	$ 267,289	$ 483,937	$ (215,433)		¥ (1,215)